Schedule of Future Amortization of Intangible Assets (Details) - USD ($)	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Remainder of Fiscal Year	$ 3,799,449
Year One	7,123,766	7,533,227
Year Two	7,123,766	6,990,001
Year Three	5,982,199	6,990,001
Year Four	676,955	5,870,261
Year Five		665,547
Thereafter	2,342,095	2,297,452
Total	$ 27,048,230	$ 30,346,489	$ 45,772,555